ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Companies Subsidiaries and VIE's) (Details)	12 Months Ended
Dec. 31, 2017
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Feb. 01, 2010
Place of incorporation	the PRC
Beijing GreatView Media Advertising Co., Ltd. (Formerly Beijing Weimei Shengjing Media Advertising Co., Ltd.) ("GreatView Media")
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Apr. 28, 2011
Place of incorporation	the PRC
Guangzhou Meizheng Online Network Technology Co., Ltd. ("Guangzhou Meizheng") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	May 17, 2013
Place of incorporation	the PRC
Beijing Yuehang Tianyi Electronic Information Technology Co., Ltd.(Formerly Beijing AirMedia Tianyi Information Technology Co., Ltd.) ("Yuehang Tianyi")
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Sep. 25, 2013
Place of incorporation	the PRC
Beijing Wangfan Jiaming Pictures Co., Ltd.. ("Wangfan Jiaming") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Dec. 31, 2015
Place of incorporation	the PRC
Meizheng Network Information Technology Co., Ltd. (“Meizheng Network”) [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 08, 2016
Place of incorporation	the PRC
Wangfan Linghang Mobile Network Technology Co., Ltd. (“Linghang”) [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Apr. 23, 2015
Place of incorporation	the PRC
Shandong Airmedia Cheweishi Network Technology Co.,Ltd.(“Shangdong Cheweishi ”) [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jul. 21, 2016
Place of incorporation	the PRC
Dingsheng Ruizhi (Beiing) Investment Consulting Co., Ltd. (“Dingsheng Ruizhi”) [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	May 25, 2016
Place of incorporation	the PRC
Wangfan Tongda Culture Development Beijing Co., Ltd. Tongda Culture” [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	May 11, 2018
Place of incorporation	the PRC
Yuehang Zhongying E-commerce Co., Ltd. Zhongying” [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	May 17, 2018
Place of incorporation	the PRC
Beijing Airport United Culture Media Co., Ltd. (“Airport United”) [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jun. 19, 2018
Place of incorporation	the PRC
Beijing Linghang Shengshi Advertising Co., Ltd. ("Linghang Shengshi ") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 07, 2005
Place of incorporation	the PRC
Beijing Wangfan Jiaming Advertising Co.,Ltd.("Jiaming Advertising") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jan. 01, 2007
Place of incorporation	the PRC
Beijing Yuehang Digital Media Advertising Co., Ltd. ("Beijing Yuehang") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jan. 16, 2008
Place of incorporation	the PRC
AirMedia Online Network Technology Group Co., Ltd. (Formerly AirMedia Online Network Technology Co., Ltd.) ("AM Online") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Apr. 30, 2015
Place of incorporation	the PRC
Beijing Airnet Pictures Co., Ltd. ("Airnet Pictures") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Sep. 13, 2007
Place of incorporation	the PRC
Beijing Zhihe Xianglong Advertising Co., Ltd. ("Flying Dragon") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 01, 2008
Place of incorporation	the PRC
Wenzhou Yuehang Advertising Co., Ltd. ("Wenzhou Yuehang") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Oct. 17, 2008
Place of incorporation	the PRC
Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Sep. 19, 2005
Place of incorporation	the PRC
Percentage of economic ownership	100.00%
Shenzhen Yuehang Information Technology Co., Ltd. ("Shenzhen Yuehang") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jun. 06, 2006
Place of incorporation	the PRC
Percentage of economic ownership	100.00%
Xi'an Shengshi Dinghong Information Technology Co., Ltd. ("Xi'an Shengshi") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Dec. 31, 2007
Place of incorporation	the PRC
Percentage of economic ownership	100.00%
Broad Cosmos Enterprises Ltd. (“Broad Cosmos”) [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jun. 26, 2006
Place of incorporation	British Virgin Islands ("BVI")
Percentage of economic ownership	100.00%
Air Net International Limited ("Air Net International") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jul. 14, 2007
Place of incorporation	BVI
Percentage of economic ownership	100.00%
Air Net (China) Limited ("AN China") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 05, 2005
Place of incorporation	Hong Kong
Percentage of economic ownership	100.00%
Guangzhou Meizheng Information Technology Co., Ltd. ("Guangzhou Tech") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jun. 18, 2015
Place of incorporation	the PRC
AirMedia Henglong Mobile Network Technology Co., Ltd. ("AMHL Mobile") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Apr. 27, 2015
Place of incorporation	the PRC
Wangfan Network Technology Co., Ltd.(“Iwanfan”) [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	May 06, 2016
Place of incorporation	the PRC